Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (449,579)	$ (8,077,449)	$ (53,477,580)	$ (28,797,518)
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		12,597,956	24,027,347	(2,353,077)
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		(23,192,225)	582,923	(612,906)
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		3,467,927	0	0
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		0	(78,049,865)	(25,568,713)
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		163,986	(37,985)	(191,786)
SUS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		0	0	(71,036)
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net		$ (1,115,093)	$ 0	$ 0